LEASES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Leases
Operating Lease, Expense	$ 0	$ 0	$ 0	$ 36,070
Sublease income			$ 0	$ 26,340